Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1. Description of Business
Blaize, Inc. (collectively “Blaize” or “the Company”) was originally incorporated on February 16, 2010, as a Delaware corporation under the name of ThinCI, Inc. and commenced operations at that time. On October 17, 2019, the Company’s Board of Directors adopted a Restated Certificate of Incorporation, which changed the Company’s name to Blaize, Inc. The Company is headquartered in El Dorado Hills, California, and consists of four separate legal entities: Blaize, Inc. (United States of America), Blaize New Computing Technologies India Private Limited (India), Blaize Technologies Philippines, Inc. (Philippines) and Blaize U.K. LTD (England). Blaize designs and develops low-power,
high-efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software. Blaize leads a new generation of computing, which unleashes the potential of AI in order to enable significant increases in the value that technology delivers to improve the way people work and live. The Company offers transformative edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the automotive, retail, security and industrial markets.
In November 2023, the Company entered into a Memorandum of Understanding with a United Arab Emirates (“UAE”) based third-party investment entity to establish a cooperative framework for both entities to discuss and explore commercial and technical collaboration in the UAE. The collaboration is intended to be operationalized through a newly created entity, Blaize Artificial Intelligence Middle East, LLC, in which the Company has a 35% ownership in the entity. As of September 30, 2024, there has not been an operating agreement executed between the Company and the holder of the 65% interest that would make the Company the primary beneficiary of this new legal entity. The newly established entity has incurred insignificant expenses since its incorporation. During the nine months ended September 30, 2024, the Company entered into an agreement with an affiliate of the holder of the 65% interest in Blaize Artificial Intelligence Middle East, LLC, which permitted the Company to bill in advance for obligations that have yet to be fully satisfied as of September 30, 2024. Specific to this arrangement, the Company had accounts receivable of $1.7 million as of September 30, 2024.
Merger Agreement
On December 22, 2023, as amended on April 22, 2024, the Company entered into a preliminary agreement and plan of merger (“Merger Agreement”) by and among BurTech Acquisition Corp, a publicly traded special acquisition company (“BurTech”), BurTech Merger Sub Inc. a Delaware corporation and a direct, wholly owned subsidiary of BurTech (“Merger Sub”), and, solely for the limited purposes of the transaction, Burkhan Capital LLC, a Delaware limited liability company (“Burkhan”), pursuant to which Merger Sub will merge with and into Blaize. The separate corporate existence of Merger Sub will cease and Blaize will be the surviving company and continue in existence as a direct, wholly-owned subsidiary of BurTech. In connection with the consummation of the business combination (the “Merger”), BurTech will be renamed Blaize Holdings, Inc. (“New Blaize”) (see Note 12).
On April 22, 2024, Blaize, BurTech, BurTech Merger Sub Inc., and Burkhan entered into an amendment to the Merger Agreement (the “April Amendment”). The April Amendment amended the original Merger Agreement to make certain adjustments in connection with the Blaize Note Financing (see Note 7) and additional adjustments related to warrant financing (see Note 8), including an increase in the base purchase price and changes to certain definitions and terms. The April Amendment also revised the aggregate reserve size under the Company’s post-merger Equity Incentive Plan and Employee Stock Purchase Plan to 20% and the evergreen percentage for the Equity Incentive Plan to 7%.
Additionally, the April Amendment amended additional terms associated with the contingencies associated with the pending Merger. See Note 12.

On October 24, 2024, BurTech, Merger Sub, the Company and Burkhan entered into an Amendment No. 2 to Agreement and Plan of Merger (the “Second Amendment to Merger Agreement”). See Note 16.
Liquidity and Going Concern
The Company’s condensed consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve months following the issuance of these condensed consolidated financial statements. These condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.
Since inception of the Company and through September 30, 2024, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative cash flows since its inception, including a net loss of $54.5 million and $62.9 million for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the Company had cash and cash equivalents of approximately $68.6 million, a net working capital surplus of $45.3 million, and an accumulated deficit of $422.6 million.
The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional debt and equity, and through a possible SPAC transaction. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.
While the Company is currently taking action to both source and preserve cash through a combination of the issuance of convertible notes and a possible capital market transaction the Company cannot be assured that it will be able to enter into any such contracts. As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year from the date these unaudited condensed consolidated financial statements are available to be issued.

Note 1. Description of Business
Blaize, Inc. (collectively “Blaize” or “the Company”) was originally incorporated on February 16, 2010, as a Delaware corporation under the name of ThinCI, Inc. and commenced operations at that time. On October 17, 2019, the Company’s Board of Directors adopted a Restated Certificate of Incorporation, which changed the Company’s name to Blaize, Inc. The Company is headquartered in El Dorado Hills, California and consists of four separate legal entities: Blaize, Inc. (United States of America), Blaize New Computing Technologies India Private Limited (India), Blaize Technologies Philippines, Inc. (Philippines) and Blaize U.K. LTD (England). Blaize designs and develops low power, high efficiency, programmable artificial intelligence (“AI”) edge computing hardware and software. Blaize leads a new generation of computing, which unleashes the potential of AI in order to enable significant increases in the value that technology delivers to improve the way people work and live. The Company offers transformative edge computing solutions for AI data collection and processing, with a focus on smart vision and other AI applications for the automotive, retail, security and industrial markets.
In November 2023, the Company entered into a Memorandum of Understanding with a United Arab Emirates (“UAE”) based third-party investment entity to establish a cooperative framework for both entities to discuss and explore commercial and technical collaboration in the UAE. The collaboration is intended to be operationalized through a newly created entity, Blaize Artificial Intelligence Middle East, LLC, in which the Company has a 35% ownership interest. As of December 31, 2023, there has not been an operating agreement executed between the Company and the holder of the 65% that would make the Company the primary beneficiary of this new legal entity. The new entity does not have any assets or liabilities and has not started operations.
Merger Agreement
On December 22, 2023, the Company entered into a preliminary agreement and plan of merger (“Merger Agreement”) by and among BurTech Acquisition Corp, a publicly traded special acquisition company (“BurTech”), BurTech Merger Sub Inc. a Delaware corporation and a direct, wholly owned subsidiary of BurTech (“Merger Sub”), and, solely for the limited purposes of the transaction, Burkhan Capital LLC, a Delaware limited liability company (“Burkhan”), pursuant to which Merger Sub will merge with and into Blaize. The separate corporate existence of Merger Sub will cease and Blaize will be the surviving company and continue in existence as a direct, wholly owned subsidiary of BurTech. In connection with the consummation of the business combination (the “Merger”), BurTech will be renamed Blaize Holdings, Inc. (“New Blaize”). The Merger Agreement was amended on April 22, 2024 (see Notes 13 and 17).
Liquidity and Going Concern
The Company’s consolidated financial statements have been prepared on a going concern basis, which assumes that it will be able to meet its obligations and continue its operations during the twelve-month period following the issuance of these consolidated financial statements. These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.
Since inception of the Company and through December 31, 2023, the Company has funded its operations primarily with cash flows from contributions from founders or other investors and other financing activities. The Company has incurred recurring losses and negative cash flows since its inception, including a net loss of $87.6 million and $104.6 million for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the Company had cash of $3.2 million, a net working capital deficit of $34.8 million, and an accumulated deficit of $368.1 million.

The Company’s ability to continue to meet its obligations, to achieve its business objectives and continue as a going concern is dependent upon several factors, including the Company’s revenue growth rate, the timing and extent of spending to support further sales and marketing and research and development efforts. In order to finance these opportunities, the Company will need to raise additional financing. While there can be no assurances, the Company intends to raise such capital through issuances of additional debt and equity, as well as through a possible SPAC transaction. If additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company or at all. If the Company is unable to raise additional capital when desired, the Company’s business, results of operations and financial condition would be materially and adversely affected.
While the Company is currently taking actions to both source and preserve cash through a combination of the issuance of convertible notes and a possible capital market transaction and has received additional funding in 2024 (see Note 17), and the Company cannot be assured that they will be able to enter into any such contracts. As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern
, management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through a year from the date these consolidated financial statements are available to be issued.